Loan Servicing	12 Months Ended
Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Loan Servicing
Loan Servicing
Park serviced sold mortgage loans of $1,330 million at December 31, 2016, compared to $1,276 million at December 31, 2015 and $1,265 million at December 31, 2014. At December 31, 2016, $4.1 million of the sold mortgage loans were sold with recourse compared to $5.4 million at December 31, 2015 and $7.0 million at December 31, 2014. Management closely monitors the delinquency rates on the mortgage loans sold with recourse. As of December 31, 2016 and 2015, management had established a reserve of $266,000 and $454,000, respectively, to account for future loan repurchases.

When Park sells mortgage loans with servicing rights retained, servicing rights are initially recorded at fair value. Park selected the “amortization method” as permissible within U.S. GAAP, whereby the servicing rights capitalized are amortized in proportion to and over the period of estimated future servicing income of the underlying loan. At the end of each reporting period, the carrying value of mortgage servicing rights (“MSRs”) is assessed for impairment with a comparison to fair value. MSRs are carried at the lower of their amortized cost or fair value. The amortization of mortgage loan servicing rights is included within “Other service income” in the Consolidated Statements of Income.
Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2016	2015	2014
Mortgage servicing rights:
Carrying amount, net, beginning of year	$9,008	$8,613	$9,013
Additions	2,286	1,748	1,026
Amortization	(1,835)	(1,637)	(1,631)
Change in valuation allowance	(193)	284	205
Carrying amount, net, end of year	$9,266	$9,008	$8,613
Valuation allowance:
Beginning of year	$542	$826	$1,031
Change in valuation allowance	193	(284)	(205)
End of year	$735	$542	$826

The fair value of mortgage servicing rights was $9.3 million and $9.6 million at December 31, 2016 and 2015, respectively. The fair value of mortgage servicing rights at December 31, 2016 was established using a discount rate of 13% and constant prepayment speeds ranging from 6.2% to 16.8%. The fair value of mortgage servicing rights at December 31, 2015 was established using a discount rate of 10% and constant prepayment speeds ranging from 6.3% to 22.0%.

Servicing fees included in other service income were $3.4 million, $3.4 million and $3.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.